Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Compensation Table Total for Non-PEO NEOs[3]	Compensation Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Income (in thousands)[7]	Adjusted EBIT (in thousands)[8]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$5,033,103	$9,359,656	$1,428,763	$1,933,048	$151.14	$252.60	$171,554	$224,445
2022	$7,609,075	$1,935,729	$1,148,601	$686,226	$110.96	$192.41	$216,061	$281,025
2021	$7,566,831	$11,498,936	$1,711,424	$2,175,266	$157.42	$210.40	$190,678	$259,450
2020	$2,872,859	$562,398	$1,074,114	$1,210,677	$117.95	$150.13	($18,397)	$63,627

Company Selected Measure Name	Adjusted EBIT
PEO Total Compensation Amount	$ 5,033,103	$ 7,609,075	$ 7,566,831	$ 2,872,859
PEO Actually Paid Compensation Amount	$ 9,359,656	1,935,729	11,498,936	562,398
Adjustment To PEO Compensation, Footnote [Text Block]
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$5,033,103	$(2,999,991)	$7,326,543	$9,359,656
2022	$7,609,075	$(5,499,990)	$(173,356)	$1,935,729
2021	$7,566,831	$(5,499,985)	$9,432,090	$11,498,936
2020	$2,872,859	$(2,360,456)	$49,995	$562,398

Non-PEO NEO Average Total Compensation Amount	$ 1,428,763	1,148,601	1,711,424	1,074,114
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,933,048	686,226	2,175,266	1,210,677
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,428,763	$(656,257)	$1,160,542	$1,933,048
2022	$1,148,601	$(250,002)	$(212,373)	$686,226
2021	$1,711,424	$(650,003)	$1,113,845	$2,175,266
2020	$1,074,114	$(804,706)	$583,231	$1,210,677

Equity Valuation Assumption Difference, Footnote [Text Block]
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$3,632,160	$2,659,104	$737,808	$297,471	$7,326,543
2022	$4,406,389	$(3,985,142)	$(945,391)	$350,788	$(173,356)
2021	$5,849,922	$3,131,154	$244,307	$206,707	$9,432,090
2020	$3,815,620	$(2,387,322)	$(1,447,074)	$68,771	$49,995

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graph reflects the relationship between the amount of compensation actually paid to Mr. Rosenfeld, the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rosenfeld) and the Company’s cumulative TSR over the four years presented in the table.

Compensation Actually Paid vs. Net Income [Text Block]

The following graph reflects the relationship between the amount of compensation actually paid to Mr. Rosenfeld, the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rosenfeld) and the Company’s net income over the four years presented in the table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following graph reflects the relationship between the amount of compensation actually paid to Mr. Rosenfeld, the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rosenfeld) and the Company’s Adjusted EBIT over the four years presented in the table.

Total Shareholder Return Vs Peer Group [Text Block]

The following graph reflects the relationship between the cumulative TSR of the Company and its peer group over the four-year period presented in the table. For detail regarding the composition of the peer group, see footnote 6 to the table above.

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

●	Adjusted EBIT
●	Adjusted EBITDA
●	Adjusted Diluted Earnings per Share
●	Revenue
●	Return on Invested Capital

Total Shareholder Return Amount	$ 151.14	110.96	157.42	117.95
Peer Group Total Shareholder Return Amount	252.60	192.41	210.40	150.13
Net Income (Loss) Attributable to Parent	$ 171,554,000	$ 216,061,000	$ 190,678,000	$ 18,397,000
Company Selected Measure Amount	224,445,000	281,025,000	259,450,000	63,627,000
PEO Name	Mr. Rosenfeld
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIT
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted Earnings per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Year End Fair Value of Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,632,160	$ 4,406,389	$ 5,849,922	$ 3,815,620
Year Over Change in Fair Value of Outstanding and Unvested Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,659,104	(3,985,142)	3,131,154	(2,387,322)
Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	737,808	(945,391)	244,307	(1,447,074)
Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	297,471	350,788	206,707	68,771
Total Equity Award Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,326,543	(173,356)	9,432,090	49,995
Average Year End Fair Value of Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	847,980	205,982	821,078	840,098
Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	246,733	(392,470)	235,259	(108,114)
Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,364	(53,429)	32,832	(153,423)
Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	35,465	27,544	24,676	4,670
Total Average Equity Award Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,160,542	(212,373)	1,113,845	583,231
Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	5,033,103	7,609,075	7,566,831	2,872,859
PEO Actually Paid Compensation Amount	9,359,656	1,935,729	11,498,936	562,398
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,999,991)	(5,499,990)	(5,499,985)	(2,360,456)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,326,543	(173,356)	9,432,090	49,995
Non-PEO NEO [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(656,257)	(250,002)	(650,003)	(804,706)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,160,542	$ (212,373)	$ 1,113,845	$ 583,231